Statements of Operations, Comprehensive Loss and Deficit - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements Of Operations
Sales	$ 78,176	$ 165,256	$ 593,004	$ 465,812
Cost of Goods Sold	62,286	107,868	435,401	347,749
Gross Profit	15,890	57,388	157,603	118,063
Expenses
Amortization of capital assets	44	$ 52	157	$ 209
Amortization of intangible assets	109		129
Bank charges and interest	710	$ 1,450	3,736	$ 2,671
Loss on disposal of capital assets			72
Loss (gain) on foreign exchange	450	684	8,147	$ (5,852)
Office and general	10,752	$ 11,874	47,687	52,395
Professional fees	13,984		93,284	1,398
Product development			4,932	659
Rent and utilities	2,214	$ 3,959	15,019	16,325
Repairs and maintenance	3,706
Shipping and freight	1,242	$ 18,684	75,474	51,243
Sales and marketing	$ 8,365	5,165	88,468	$ 34,023
Transaction costs			299,839
Total expense	$ 41,576	41,868	636,944	$ 153,071
Loss before Income Taxes	$ (25,686)	$ 15,520	$ (479,341)	(35,008)
Provision for Income Taxes				1,927
Net Loss for the year	$ (25,686)	$ 15,520	$ (479,341)	(36,935)
Other Comprehensive Income (Loss)
Currency translation adjustment	(5,537)	4,804	31,271	(804)
Comprehensive Loss for the year	$ (31,223)	$ 20,324	$ (448,070)	$ (37,739)